13F-HR
				12/31/02

					0000791214
    				g$caw8qs

					NONE
		1

    					A. Costas
     				203-761-9600

					allison@grandprixfund.com

      				13F-HR
      			Form 13F Holdings Report

			      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		 December 31,2002

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
				  	[        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Target Investors, Inc.
Address:		15 River Road; Suite 220
			Wilton, CT  06897

13F File Number:  	 28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:		Robert Zuccaro
Title:		President
Phone:		203-761-9600


   Robert Zuccaro        Wilton, Connecticut             December 31, 2002

Report Type  (check only one):

[  x  ]   13F Holdings Report

[      ]	13F Notice

[      ]	13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	72

Form 13F Information Table Value Total:	$105,555,000

List of Other Included Managers:		None


Name of Issuer        Class    Cussip    Value (x100Shares
Accredo Health        common   00437V104        1322   37500
Affiliated Computer   common   008190100         343    6516
Alliant Techsystems   common   018804104         343    5504
American Pharmaceuticacommon   02886p109         712   40000
Amgen                 common   031162100         341    7052
Apollo                common   037604105        2310   52500
Avocent               common   053893103        2811  126500
Biosite               common   090945106        4082  120000
Blue Rhino            common   095811105        1391   80000
Boston Scientific     common   101137107        3125   73500
C I S C O             common   17275R102         345   26308
CTI Molecular Imaging common   22943d105         740   30000
Cephalon              common   156708109         340    6994
Chico's Fas           common   168615102        1135   60000
Coach                 common   189754104         988   30000
Cognizant Tech        common   192446102        2673   37000
Corinthian            common   218868107        3900  103000
Covance               common   222816100         738   30000
Dell Computer         common   247025109         342   12787
Eresearch Technology  common   29481v108         670   40000
Espeed                common   296643109        2126  125500
Expedia               common   302125109         937   14000
Exxon Mobil           common   30231G102         344    9842
FTI Consulting        common   302941109        3312   82500
Fair Isaac            common   303250104         345    8073
First Essex Bancorp   common   320103014        1002   30000
Forest Laboratories   common   345838106        2672   27200
Fox Entertainment     common   35138t107         519   20000
Garmin                common   g37260109         879   30000
General Electric      common   369604103         344   14110
Gilead Sciences       common   375558103         339    9982
Hi-Tech Pharmacal     common   42840b101        1539   60000
Hotels.com            common   44147T108        2294   42000
Hyperion Solutions    common   44914M104        3080  120000
Imation               common   45245a107        3280   93500
Immucor               common   452526106        2025  100000
Infosys               common   456788108        2629   37800
Intel                 common   458140100         344   22067
Inter - Tel           common   458372109        1255   60000
M & T Bank            common   55261f104         342    4309
Merit Medical         common   589889104         996   50000
Microsoft             common   594918104         344    6659
Mothers Work          common   619903107        1762   50000
NVR                   common   62944T105         342    1047
Omnivision Technology common   682128103         274   20200
Oracle                common   68389X105         342   31667
PEC Solutions         common   705107100        3289  110000
Pfizer                common   717081103         344   11247
Pharm Prod Dev        common   717124101         878   30000
Pogo Producing        common   730448107        1087   29177
Qualcomm              common   747525103        2493   68500
Renaissancere         common   g7496g104         673   17000
Safenet               common   78645r107        3346  132000
Sandisk               common   80004c101        3187  157000
Steel Technologies    common   858147101        1289   76000
Symantec              common   871503108        2855   70479
Thor                  common   885160101        1033   30000
Tractor Supply        common   892356106        1128   30000
UCBH Holdings         common   90262t308        1274   30000
University of Phoenix common   037604204        2813   78500
Verint Systems        common   92343x100        1211   60000
Verisity              common   M97385112         572   30000
Vimpel                common   68370R109        2353   73500
Wal-Mart              common   931142103         346    6853
Washington Post       common   939640108         344     466
Waste Connections     common   941053100        2992   77500
Webex Communications  common   94767l109        1305   87000
Winnebago             common   974637100        1177   30000
Yahoo                 common   984332106         572   35000
Zebra Tech            common   989207105        2361   41200
Zoran                 common   98975f101        1766  125500
Doral                 common   25811p100        2553   89250
